Note 11 - Revenue Recognition (Tables)	12 Months Ended
Oct. 31, 2021
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Years ended October 31,
	2021	2020	2019
United States	$48,537,091	$44,661,958	$58,207,966
Outside the United States	10,599,203	10,615,442	13,116,480
Total net sales	$59,136,294	$55,277,400	$71,324,446